Long term debt - Series 1 Debentures (Details) (CAD)	0 Months Ended			12 Months Ended
	Dec. 22, 2014	Apr. 08, 2014	Feb. 28, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 07, 2010
Debt Instrument [Line Items]
Gain (loss) on debt extinguishment				(54,000)	(6,476,000)
Corporate debentures | Series 1 Debentures
Debt Instrument [Line Items]
Face amount of long term debt						225,000,000
Stated interest rate on long term debt						9.125%
Redemption price as a percentage of the principal amount			103.042%
Redemption premium upon a change of control						101.00%
Amount of debt elected to be redeemed			10,000,000
Redemption amount of Series 1 Debentures	6,300,000	10,000,000			150,000,000
Redemption price per $1,000 principal notes	960
Redemption price, threshold amount	1,000
Accrued and unpaid interest				100,000	5,300,000
Gain (loss) on debt extinguishment		300,000		(300,000)	(6,500,000)
Corporate debentures | Series 1 Debentures | On or after April 7, 2014
Debt Instrument [Line Items]
Redemption price as a percentage of the principal amount				103.042%
Corporate debentures | Series 1 Debentures | On or after April 7, 2015
Debt Instrument [Line Items]
Redemption price as a percentage of the principal amount				101.52%
Corporate debentures | Series 1 Debentures | On or after April 7, 2016
Debt Instrument [Line Items]
Redemption price as a percentage of the principal amount				100.00%